Investment Objectives and Goals - Global X Funds - Global X Ethereum Covered Call ETF	Jan. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Global X Ethereum Covered Call ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Ethereum Covered Call ETF ("Fund") seeks to provide current income while also providing exposure to the price return of one or more U.S. listed exchange-traded products that provide exposure to ether.